Employee benefits expense	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Employee benefits expense

7. Employee benefits expense

	Unaudited
	June 30, 2025	June 30, 2024
	US$	US$

Salaries, wages and bonuses	1,219,824	524,521
Directors’ remuneration	749,625	373,093
Directors’ fees	64,002	64,002
Employer’s contribution to defined contribution plans including Central Provident Fund	59,308	60,679
Other short term benefit	36,272	27,602
	2,129,031	1,049,897